Net Investment in Sales-type Leases (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Investment in Sales-type Leases [Abstract]
Interest income for sales-type leases	$ 500	$ 400	$ 300